SCHEDULE OF ACCRUED LIABILITIES (Details)	6 Months Ended
Jun. 30, 2012
Accrued Expenses And Other Payables Schedule Of Accrued Liabilities 1	299,233
Accrued Expenses And Other Payables Schedule Of Accrued Liabilities 2	263,856
Accrued Expenses And Other Payables Schedule Of Accrued Liabilities 3	75,359
Accrued Expenses And Other Payables Schedule Of Accrued Liabilities 4	144,660
Accrued Expenses And Other Payables Schedule Of Accrued Liabilities 5	177,963
Accrued Expenses And Other Payables Schedule Of Accrued Liabilities 6	109,779
Accrued Expenses And Other Payables Schedule Of Accrued Liabilities 7	552,555
Accrued Expenses And Other Payables Schedule Of Accrued Liabilities 8	518,295